Investments in equity method investees	12 Months Ended
Mar. 31, 2012
Investments in equity method investees
7.	Investments in equity method investees

Investments in equity interest

The Company’s investments in equity method investees interest were as follows:

Percent of ownership of equity shares
Tachyon Technology Private Limited	26%
Imere Technology Private Limited	44%
Bigslick Infotech Private Limited	37%
Eterno Infotech Private Limited (up to December 19, 2011)	43%

The following table presents financial information for equity method investees:

	As at March 31,
	2011	2012
	US$	US$
Current assets	592,454	207,456
Non-current assets	133,431	103,585
Current liabilities	322,298	58,435
Non-current liabilities	206,111	195,000

	For years ended March 31,
	2010	2011	2012
	US$	US$	US$
Revenues	241,903	480,045	362,280
Total costs	1,278,772	1,307,874	700,337
Loss from operations	1,036,869	827,829	338,057
Loss attributable to Rediff*	423,099	785,707	215,735

*	Company’s share of loss of the equity method investee has been determined after giving effect to the subsequent amortization on account of fair value adjustments made for the identifiable intangible assets of the equity method investees as at the date of acquisition.

As of March 31, 2012, the difference between the Company’s carrying value of its equity method investments and its proportionate share of the net assets of equity method investments is summarized as follows:

US$
Carrying value of equity method investments	81,473
Proportionate share of net assets of equity method investments	21,358

Excess of carrying value of investment over proportionate share of net assets	60,115

The excess carrying value relates to amortizable intangible assets. The amortizable intangible assets have useful life not more than five years.

During the fiscal year ended March 31, 2010, the Company impaired its investment of US$ 65,556 in Bigslick Infotech Private Limited, a development stage entity, after concluding that such investment was other than temporarily impaired due to discontinuous of the business.

During the fiscal year ended March 31, 2011, the Company impaired its investment of US$ 543,220 in Tachyon Technology Private Limited after concluding that such investment was other than temporarily impaired due to uncertainties involved and fitment with long term strategy.

During the fiscal year ended March 31, 2012, the Company sold its investment in Eterno Infotech Private Limited for a consideration of US$937,866 and recorded a gain of US$ 749,897 under the heading “Gain on sale of equity method investee” in consolidated statement of operations.